Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2016	2015	2014
Current income tax expense:
Puerto Rico	$11,031	$16,675	$7,814
Federal and States	7,059	7,281	6,953
Subtotal	18,090	23,956	14,767
Deferred income tax expense (benefit):
Puerto Rico	36,423	63,808	12,569
Federal and States	24,271	(582,936)	2,861
Valuation allowance - Initial recognition	-	-	8,034
Adjustment for enacted changes in income tax laws	-	-	20,048
Subtotal	60,694	(519,128)	43,512
Total income tax expense (benefit)	$78,784	$(495,172)	$58,279

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
(In thousands)	December 31, 2016	December 31, 2015
Deferred tax assets:
Tax credits available for carryforward	$18,510	$13,651
Net operating loss and other carryforward available	1,238,222	1,262,197
Postretirement and pension benefits	94,741	116,036
Deferred loan origination fees	6,622	6,420
Allowance for loan losses	649,107	670,592
Deferred gains	4,884	5,966
Accelerated depreciation	9,828	8,335
Intercompany deferred gains	2,496	2,743
Differences between the assigned values and the tax basis of assets and liabilities
recognized in purchase business combinations	13,160	12,684
Other temporary differences	31,127	29,208
Total gross deferred tax assets	2,068,697	2,127,832
Deferred tax liabilities:
FDIC-assisted transaction	58,363	90,778
Indefinite-lived intangibles	73,974	63,573
Unrealized net gain on trading and available-for-sale securities	21,335	22,281
Other temporary differences	8,477	6,670
Total gross deferred tax liabilities	162,149	183,302
Valuation allowance	664,287	642,727
Net deferred tax asset	$1,242,261	$1,301,803

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2018	$5,116
2019	1,080
2021	108
2022	2,071
2023	1,444
2024	9,548
2025	14,057
2026	13,359
2027	42,062
2028	504,976
2029	170,691
2030	171,897
2031	134,106
2032	25,043
2033	1,757
2034	66,268
$1,163,583

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2015	$8.0
Additions for tax positions related to 2015	1.5
Reduction as a result of settlements	(0.5)
Balance at December 31, 2015	$9.0
Additions for tax positions related to 2016	1.1
Additions for tax positions taken in prior years	0.3
Reduction as a result of lapse of statute of limitations	(3.0)
Balance at December 31, 2016	$7.4

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2016		2015		2014
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$114,792	39%	$155,542	39%	(51,570)	39%
Benefit of net tax exempt interest income	(63,053)	(22)	(60,049)	(15)	(67,636)	51
Effect of income subject to preferential
tax rate [1]	11,155	4	(10,010)	(3)	(21,909)	18
Deferred tax asset valuation allowance	16,585	6	(586,159)	(147)	(4,281)	3
Non-deductible expenses [2]	-	-	-	-	178,219	(135)
Difference in tax rates due to multiple
jurisdictions	(4,092)	(1)	(3,008)	(1)	(2,403)	2
Initial adjustment in deferred tax due to
change in tax rate	-	-	-	-	20,048	(16)
Unrecognized tax benefits	(4,442)	(2)	-	-	(3,601)	3
State and local taxes	9,081	3	4,543	1	6,248	(5)
Others	(1,242)	-	3,969	1	5,164	(4)
Income tax expense (benefit)	$78,784	27%	$(495,172)	(125)%	$58,279	(44)%